Segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Segmental revenue and profit
Adjusted EBITDAaL	€ 7,565	€ 7,011
Restructuring costs	(172)	(86)
Interest on lease liabilities	199	189
Loss on disposal of property, plant & equipment and intangible assets	(26)	(13)
Depreciation and amortisation on owned assets	(4,949)	(5,062)
Share of results of equity accounted associates and joint ventures	111	260	[1]
Other (expense)/income	(108)	1,055	[1]
Operating profit	2,620	3,354	[1]
Investment income	129	183	[1]
Financing costs	(1,473)	(1,610)	[1]
Profit before taxation	€ 1,276	€ 1,927	[1]
Vodafone Egypt | Assets and liabilities classified as held for sale
Segmental revenue and profit
Proportion of ownership interest in subsidiary		55.00%
Other income and expense
Segmental revenue and profit
Gain in relation to merger		€ 1,043
Changes due to revision
Segmental revenue and profit
Adjusted EBITDAaL		(12)
Operating profit		(118)
Profit before taxation		€ (118)

[1]	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was classified as held for sale. In December 2020, the Group announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in the following changes to the previously published results for the six months ended 30 September 2020: gross profit has declined by €97 million, operating profit has declined by €118 million, profit before taxation has declined by €118 million, profit for the financial period has declined by €87 million, total comprehensive expense for the financial period has increased by €85 million and basic profit per share and diluted profit per share has declined by 0.15 eurocents.